Intangible Assets - Estimated Remaining Amortization Expense (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 287,988
2018	287,988
2019	13,063
Intangible assets — net	$ 589,039	$ 877,027